Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Revenue	kr 8,482	kr 10,111	kr 5,366
Research and development expenses	(4,181)	(3,137)	(2,386)
Selling, general and administrative expenses	(1,283)	(661)	(342)
Operating expenses	(5,464)	(3,798)	(2,728)
Operating profit	3,018	6,313	2,638
Financial income	1,667	1,149	228
Financial expenses	(702)	(1,558)	(7)
Net profit before tax	3,983	5,904	2,859
Corporate tax	(975)	(1,146)	(693)
Net profit	kr 3,008	kr 4,758	kr 2,166
Basic net profit per share	kr 46.00	kr 73.00	kr 34.40
Diluted net profit per share	kr 45.54	kr 72.21	kr 34.03
Statement of Comprehensive Income
Net profit	kr 3,008	kr 4,758	kr 2,166
Amounts which may be re-classified to the income statement:
Adjustment of foreign currency fluctuations on subsidiaries	27	(44)	6
Total comprehensive income	kr 3,035	kr 4,714	kr 2,172